Property and Equipment, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property and Equipment, Net
Property and Equipment, Net

Note 6: Property and Equipment, Net

Property and Equipment, Net consists of the following at:

($ in thousands)	March 31, 2023	June 30, 2022
Property and Equipment
Leasehold Improvements	$1,680	$1,680
Machinery and Equipment	26,963	19,440
Furniture and Fixtures	1,749	3,530
Capitalized Software	10,508	11,451
Equipment Under Capital Leases	12,488	12,917
Computer Equipment	1,626	2,662
Construction in Progress	154	154
	55,168	51,834
Less: Accumulated Depreciation and Amortization	(43,902)	(48,550)
Total Property and Equipment, Net	11,266	$3,284

Depreciation Expense for the three months ended March 31, 2023, and 2022 was $0.7 million and for the nine months ended March 31, 2023, and 2022 was $1.8 million and $2.5 million, respectively.

Note 5:Property and Equipment, Net

Property and Equipment, Net consists of the following at:

($ in thousands)	June 30, 2022	June 30, 2021
Property and Equipment
Leasehold Improvements	$1,680	$1,597
Machinery and Equipment	19,440	19,236
Furniture and Fixtures	3,530	2,622
Capitalized Software	11,451	11,422
Equipment Under Capital Leases	12,917	12,917
Computer Equipment	2,662	2,665
Construction in Progress	154	104
	51,834	50,563
Less: Accumulated Depreciation and Amortization	(48,550)	(44,233)
Total Property and Equipment, Net	$3,284	$6,330

Depreciation and Amortization Expense for the years ended 2022, 2021 and 2020 was $3.1 million, $5.6 million, and $7.1 million respectively.